CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Other capital reserves	Share premiums	Accumulated deficit	Total
Balance at beginning of the year at Dec. 31, 2019	₺ 285,762		₺ 543,011	₺ (1,483,310)	₺ (654,537)
Net loss for the year				(936,586)	(936,586)
Other comprehensive loss for the year				(3,312)	(3,312)
Balance at ending of the year at Dec. 31, 2020	285,762		543,011	(2,423,208)	(1,594,435)
Net loss for the year				(2,021,011)	(2,021,011)
Other comprehensive loss for the year				(6,658)	(6,658)
Capital increase	16,873		8,246,885		8,263,758
Share-based payments		₺ 170,364			170,364
Balance at ending of the year at Dec. 31, 2021	302,635	170,364	8,789,896	(4,450,877)	4,812,018
Net loss for the year				(2,907,450)	(2,907,450)
Other comprehensive loss for the year				(13,982)	(13,982)
Share-based payments		152,102			152,102
Balance at ending of the year at Dec. 31, 2022	₺ 302,635	₺ 322,466	₺ 8,789,896	₺ (7,372,309)	₺ 2,042,688